Commitments and Contingencies (Tables)	12 Months Ended
Sep. 29, 2018
Commitments and Contingencies Disclosure [Abstract]
Contractual Commitments for Broadcast Programming Rights, Future Minimum Lease Payments under Non-Cancelable Operating Leases, and Creative Talent and Other Commitments
Contractual commitments for broadcast programming rights, future minimum lease payments under non-cancelable operating leases, cruise ships, creative talent and other commitments totaled $55.5 billion at September 29, 2018, payable as follows:

	Broadcast Programming	Operating Leases	Other	Total
2019	$7,340	$681	$1,793	$9,814
2020	7,475	571	1,269	9,315
2021	7,277	470	568	8,315
2022	5,317	381	1,095	6,793
2023	4,363	261	901	5,525
Thereafter	12,841	1,220	1,668	15,729
	$44,613	$3,584	$7,294	$55,491

Future Payments under Non-Cancelable Capital Leases
Future payments under these leases as of September 29, 2018 are as follows:

2019	$24
2020	21
2021	19
2022	18
2023	16
Thereafter	442
Total minimum obligations	540
Less amount representing interest	(386)
Present value of net minimum obligations	154
Less current portion	(12)
Long-term portion	$142